Property, plant & equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant & equipment
Investment in property plant and equipment and right of use assets	€ 17,318	€ 30,911	€ 16,282
Gain (Loss) on disposal of property, plant and equipment.	173	(292)	(416)
Impairments of property, plant and equipment	0	0	(160)
New metal production	112,854	111,331	95,400
Right-of-use assets	5,429	7,719	8,102
Additions to right of use assets	1,925
Land and buildings
Property, plant & equipment
Right-of-use assets	2,691	4,368	4,511
Depreciation charge	1,881	1,851	1,735
Additions to right of use assets	1,026	1,822	1,739
Property, plant and equipment, pledged as security	12,074	18,305	21,851
Vehicles
Property, plant & equipment
Right-of-use assets	1,660	2,160
Equipment
Property, plant & equipment
Right-of-use assets	1,079	1,191
Property, plant and equipment, pledged as security	0	253	314
Land and buildings
Property, plant & equipment
Investment in property plant and equipment and right of use assets	4,834	4,519	4,027
Machinery
Property, plant & equipment
Investment in property plant and equipment and right of use assets	10,739	23,851	8,682
IT equipment
Property, plant & equipment
Investment in property plant and equipment and right of use assets	787	684	1,102
Leased vehicle
Property, plant & equipment
Investment in property plant and equipment and right of use assets	614	1,384	2,240
Furniture
Property, plant & equipment
Investment in property plant and equipment and right of use assets	345	473	231
Construction in progress | Germany
Property, plant & equipment
New metal production	1,420
Leased assets
Property, plant & equipment
Right-of-use assets	€ 5,429	€ 7,719	€ 8,100